Leases	12 Months Ended
Dec. 31, 2021
Presentation of leases for lessee [abstract]
Leases

14. Leases

Amounts recognized in the consolidated balance sheets are as follows:

(i) Right-of-use assets

	Land use rights	Office rent	Total
	RMB’000	RMB’000	RMB’000
Net book amount-as of January 1, 2019	—	1,290	1,290
Depreciation	—	(407)	(407)
Net book amount-as of December 31, 2019	—	883	883
Additions	—	527	527
Depreciation	—	(481)	(481)
Net book amount-as of as of December 31, 2020	—	929	929
Additions	22,284	517	22,801
Depreciation	(297)	(612)	(909)
Net book amount-as of as of December 31, 2021	21,987	834	22,821
As of December 31, 2021
Cost	22,284	2,607	24,891
Accumulated depreciation	(297)	(1,773)	(2,070)
Net Book value	21,987	834	22,821

During the year ended December 31, 2021, the addition of land use rights was related to payments to acquire long-term interest in the usage of land in the PRC over the period of 50 years as stated in the land use right certificate. The land is expected to be used for the construction of production, research and office facilities.

(ii) Lease liabilities

	As of December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Non-current	470	309	163
Current	412	604	630
.	882	913	793

Amounts recognized in the consolidated statements of loss in addition to depreciation presented above are as follows:

	As of December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Interest expense	53	42	44
Expense relating to short-term leases (included in administrative expenses and research and development expenses)	98	45	12
Expense relating to leases of low-value assets that are not shown above as short-term leases (included in administrative expenses and research and development expenses)	58	30	58
	209	117	114

The total cash outflow for leases for the years ended December 31, 2019, 2020 and 2021 was RMB 0.4 million, RMB 0.5 million and RMB 0.8 million, respectively.